Warrants (Schedule of Warrants Outstanding) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Warrants [Line Items]
No. outstanding	469,179	469,179
Series 1 Warrants [Member]
Warrants [Line Items]
No. outstanding	149,025	149,025
Exercise price	$ 17.60	$ 17.6
Remaining contractual life	1 year 18 days	1 year 6 months 18 days
Expiration Date	July 19, 2017	July 19, 2017
Series 2 Warrants [Member]
Warrants [Line Items]
No. outstanding	194,352	194,352
Exercise price	$ 17.60	$ 17.6
Remaining contractual life	1 year 18 days	1 year 6 months 18 days
Expiration Date	July 19, 2017	July 19, 2017
Reload Warrants [Member]
Warrants [Line Items]
No. outstanding	75,802	75,802
Exercise price	$ 17.60	$ 17.6
Remaining contractual life	7 months 10 days	1 year 1 month 6 days
Expiration Date	February 6, 2017	February 6, 2017
October 2015 Warrants [Member]
Warrants [Line Items]
No. outstanding	50,000	50,000
Exercise price	$ 5.00	$ 5.00
Remaining contractual life	4 years 9 months 14 days	5 years 3 months 14 days
Expiration Date	April 15, 2021	April 15, 2021
May 2015 Warrants [Member]
Warrants [Line Items]
No. outstanding	537,500	537,500
Exercise price	$ 3.00	$ 10
Remaining contractual life	3 years 10 months 2 days	4 years 4 months 2 days
Expiration Date	May 4, 2020	May 4, 2020